Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions
Schedule of balances due to related parties

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Short-term:
Payables to Yangguang Guifeng Electronics Co., Ltd. (“Yangguang Guifeng”)	77,567	135,938
Payables to Heibei Ningjin Songgong Electronics Co., Ltd. (“Songgong Electronics”)	133,860	115,536
Payables to Hebei Jinglong Sunshine Equipment Co., Ltd.	47,257	108,668
Payables to Xingtai Jinglong Electronics and Materials Co., Ltd. (“Xingtai Jinglong”)	120,423	106,651
Payables to Taicang Juren Photovoltaic Materials Co., Ltd. (“Taicang Juren”)	37,392	93,230
Payables to Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”)	133,318	90,454
Payables to Xingtai Jinglong Photovoltaic Materials Co., Ltd. (“Xingtai Jinglong PV”)	—	31,482
Payables to Hebei Jinglong Fine Chemical Co., Ltd. (“Fine Chemical”)	761	6,075
Payables to Ningjin Jingxing Electronic Material Co., Ltd.	2,428	3,542
Payables to Ningjin County Heilonggang Construction and Installation Co., Ltd. (“Heilonggang”)	—	867
Payables to Ningjin Saimei Ganglong Electronics Co., Ltd. (“Saimei Ganglong”)	56,761	—
Payables to Jing Wei Electronics Co., Ltd. (“Jing Wei”)	114	—
Others	23,495	35,775

Total amounts due to related parties	633,376	728,218

Schedule of balances due from related parties

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Short-term:
Advance to related party suppliers, net
Advances to Hebei Jinglong	24,962	14

Accounts receivable from related party customers, net
Receivables from Songgong Electronics	50,070	18,108
Receivables from Hebei Jinglong	60,634	8,968
Receivables from Jing Xing	14,354	2,917
Receivables from Yangguang Guifeng	1,252	1,929
Receivables from Xingtai Jinglong	56	939
Receivables from Lincheng	1,065	155
Receivables from others	2,350	800

Amount due from related parties:
Amount due from Songgong Electronics	16,452	17,000
Amount due from Yangguang Guifeng	—	1,812
Amount due from others	1,947	37
Loan to Yangzhou JA Property Co., Ltd. (“Yangzhou Property”)	40,085	—
Loan to Longhai Property	15,025	—

Total amounts due from related parties	228,252	52,679

Schedule of dividends receivable from related parties
	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Dividends receivable from Lincheng	—	7,085

Schedule of sales of products to related parties

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
	RMB	RMB	RMB
Sales of products
Subsidiaries of Hebei Jinglong	34,337	20,888	14,209
Others	—	—	182
Lincheng	92,158	162,516	—

Total	126,495	183,404	14,391

Purchase of products
Subsidiaries of Hebei Jinglong	1,015,077	2,192,553	2,830,237
Taicang Juren	—	158,639	319,665
Xingtai Jinglong PV	—	—	83,929
Others	—	7,223	59,645

Total	1,015,077	2,358,415	3,293,476

Processing service received
Subsidiaries of Hebei Jinglong	8,438	110,972	26,972

Total	8,438	110,972	26,972

Purchase of equipment and building
Subsidiaries of Hebei Jinglong	—	2,621	71,555
Heilonggang	—	—	3,142
Fine Chemical	—	—	77

Total	—	2,621	74,774

Sales of equipment
Subsidiaries of Hebei Jinglong	—	3,722	85

Total	—	3,722	85

Provide entrusted loan
Songgong Electronics	—	15,000	17,000
Yangzhou Property	40,000	40,000	—
Longhai Property	—	15,000	—

Total	40,000	70,000	17,000

Provide Guarantee
Songgong Electronics	—	260,000	220,000
Xingtai Jinglong	—	—	121,000
Jingxing	—	—	30,000
Saimei Ganglong	—	50,000	—

Total	—	310,000	371,000

Receive Guarantee
Hebei Jinglong	581,714	561,116	791,124
Longhai Property	—	50,000	47,046
Yangzhou Property	80,000	80,000	—
Total	661,714	691,116	838,170